Loans Receivables (Tables)	12 Months Ended
Mar. 31, 2022
Description Of Accounting Policy For Loans And Receivables Text Block Abstract
Schedule of loans receivables
	2022	2021
	US$	US$
		(Restated)
Loans to third parties (Note (a))	7,138,703	4,914,315
Loans to related parties (Note (b))	2,245,200	4,119,064
	9,383,903	9,033,379